Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenues
Gross premiums written	$ 741.9	$ 592.6	$ 3,449.4	$ 2,795.1
Reinsurance premiums ceded	(274.0)	(280.0)	(1,533.5)	(1,207.7)
Net premiums written	467.9	312.6	1,915.9	1,587.4
Change in net unearned premiums	166.6	197.1	(292.3)	(262.6)
Net premiums earned	634.5	509.7	1,623.6	1,324.8
Net investment income	52.1	33.1	139.1	80.8
Net realized and unrealized investment losses	(0.5)	(5.3)	(16.5)	(2.4)
Other income	0.0	0.0	0.0	0.2
Total revenues before net gain on distribution of The Fidelis Partnership	686.1	537.5	1,746.2	1,403.4
Net gain on distribution of The Fidelis Partnership	0.0	0.0	0.0	1,639.1
Total revenues	686.1	537.5	1,746.2	3,042.5
Expenses
Losses and loss adjustment expenses	237.8	191.7	642.8	509.6
Policy acquisition expenses (includes The Fidelis Partnership commissions of $97.3 and $249.0 (2023: $70.6 and $147.4))	294.0	221.4	724.2	525.3
General and administrative expenses	22.7	21.8	70.7	57.0
Corporate and other expenses	0.0	0.4	1.6	3.4
Net foreign exchange (gains)/losses	4.8	(2.4)	4.9	(0.8)
Financing costs	8.9	9.0	26.1	26.6
Total expenses	568.2	441.9	1,470.3	1,121.1
Income before income taxes	117.9	95.6	275.9	1,921.4
Income tax expense	(17.3)	(7.9)	(40.4)	(17.2)
Net income	100.6	87.7	235.5	1,904.2
Other comprehensive income
Unrealized gains/(losses) on available-for-sale investments	79.0	(0.1)	70.4	14.9
Reclassification of net realized losses recognized in net income	6.0	0.2	19.5	0.6
Income tax (expense)/benefit, all of which relates to unrealized gains/(losses) on available-for-sale investments	(6.6)	0.2	(6.8)	(1.4)
Total other comprehensive income	78.4	0.3	83.1	14.1
Comprehensive income	$ 179.0	$ 88.0	$ 318.6	$ 1,918.3
Per share data earnings per common share
Earnings per common share (in dollars per share)	$ 0.88	$ 0.75	$ 2.02	$ 16.84
Earnings per diluted common share (in dollars per share)	$ 0.88	$ 0.74	$ 2.02	$ 16.82
Weighted average basic common shares outstanding (in shares)	114,445,447	117,681,835	116,390,461	113,100,521
Weighted average diluted common shares outstanding (in shares)	114,734,526	117,975,099	116,845,991	113,232,930